23. SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Supplementary Cash Flow Information
Note 23 - SUPPLEMENTARY CASH FLOW INFORMATION

	2019	2018	2017
Net change in non-cash working capital items:
Deferred revenues	$(573)	$573	$-
Accounts payable and accrued liabilities	(941)	2,329	(136)
Prepaid expenses and other assets	287	981	(1,672)
Amounts receivable	2,615	543	(1,585)
Taxes payable	(121)	(358)	(292)
Amounts due to related parties	6	(44)	1
Taxes recoverable	(193)	1,017	(2,828)
Other liabilities	(100)	-
Inventory	3,182	(42)	(2,565)
	$4,162	$4,999	$(9,077)

	2019	2018	2017
Interest paid	$618	$959	$445
Taxes paid	$2,373	$4,991	$5,765
Equipment acquired under finance leases and equipment loans	$122	$1,771	$1,228